INCOME TAX EXPENSE - Disclosure of Operating Losses (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	$ 205,571
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	0
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	9,180
2031 and onwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	196,391
Cote d'Ivoire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	9,180
Cote d'Ivoire | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	0
Cote d'Ivoire | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	9,180
Cote d'Ivoire | 2031 and onwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	196,391
Canada | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	0
Canada | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	0
Canada | 2031 and onwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating losses	$ 196,391